Quarterly portfolio holdings
John Hancock
Disciplined Value Emerging Markets Equity Fund
International equity
May 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-25 (unaudited)
	Shares	Value
Common stocks 95.0%		$113,691,934
(Cost $122,626,582)
Brazil 9.1%		10,835,485
Embraer SA	20,400	233,586
Hypera SA	396,200	1,759,503
Itau Unibanco Holding SA, ADR	192,130	1,266,137
Localiza Rent a Car SA	231,600	1,739,581
Rede D’Or Sao Luiz SA (A)	296,000	1,955,220
Sendas Distribuidora SA	1,054,500	2,068,623
Suzano SA	40,900	355,046
TIM SA	427,800	1,457,789
Chile 1.8%		2,107,070
Cencosud SA	157,457	541,903
Sociedad Quimica y Minera de Chile SA, ADR (B)(C)	51,435	1,565,167
China 31.5%		37,681,031
AAC Technologies Holdings, Inc.	43,000	198,860
Alibaba Group Holding, Ltd.	160,700	2,288,016
Angel Yeast Company, Ltd., Class A (B)	75,800	400,394
Aowei Holdings, Ltd. (B)	6,981,000	280,447
BYD Company, Ltd., H Shares	40,000	1,987,920
Central China Management Company, Ltd. (B)(D)	54,538	689
China Animal Healthcare, Ltd. (B)(D)	182,000	0
China Dili Group (B)(D)	120,400	7,094
China Feihe, Ltd. (A)	1,537,000	1,187,857
China Huiyuan Juice Group, Ltd. (B)(D)	141,000	0
China Jushi Company, Ltd., Class A	1,162,900	1,821,318
China Mengniu Dairy Company, Ltd.	313,000	699,386
China Taifeng Beddings Holdings, Ltd. (B)(D)	46,000	0
China Zhongwang Holdings, Ltd. (B)(D)	54,200	0
Contemporary Amperex Technology Company, Ltd., Class A	26,300	908,177
CT Environmental Group, Ltd. (B)(D)	154,000	0
Flat Glass Group Company, Ltd., H Shares	524,000	553,976
Fuguiniao Company, Ltd., H Shares (B)(D)	116,600	0
Ginlong Technologies Company, Ltd., Class A	67,000	473,805
Goldwind Science & Technology Company, Ltd., H Shares	574,600	444,740
Hangzhou Chang Chuan Technology Company, Ltd., Class A	43,700	249,127
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	0
Hongfa Technology Company, Ltd., Class A	24,300	110,349
HOSA International, Ltd. (B)(D)	86,000	0
Hoymiles Power Electronics, Inc., Class A	31,555	434,954
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	317,300	1,330,158
J&T Global Express, Ltd. (B)	1,957,600	1,695,875
JD Logistics, Inc. (A)(B)	68,300	107,484
JD.com, Inc., ADR	6,034	195,562
JD.com, Inc., Class A	18,600	301,006
Lenovo Group, Ltd.	168,000	191,792
Link Motion, Inc., ADR (B)(D)	6,959	0
Luzhou Laojiao Company, Ltd., Class A	20,700	334,496
Muyuan Foods Company, Ltd., Class A	366,900	2,054,514
Ningbo Deye Technology Company, Ltd., Class A	48,600	554,793
Pharmaron Beijing Company, Ltd., H Shares (A)	143,900	279,152
Qinghai Salt Lake Industry Company, Ltd., Class A (B)	446,100	977,971
Quectel Wireless Solutions Company, Ltd., Class A	55,800	546,163
Qunxing Paper Holdings Company, Ltd. (B)(D)	969,268	0
Silergy Corp.	97,000	1,114,268
2	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
STO Express Company, Ltd., Class A	151,900	$241,109
Sunny Optical Technology Group Company, Ltd.	19,100	145,821
Sunwoda Electronic Company, Ltd., Class A	149,000	381,568
Tencent Holdings, Ltd.	38,100	2,401,924
Tencent Holdings, Ltd., ADR	14,643	919,288
Tenwow International Holdings, Ltd. (B)(D)	177,000	0
Tian Shan Development Holding, Ltd. (B)(D)	32,000	0
Tingyi Cayman Islands Holding Corp.	764,000	1,250,248
Tongcheng Travel Holdings, Ltd.	520,000	1,461,182
Tongwei Company, Ltd., Class A	318,600	718,833
Wanhua Chemical Group Company, Ltd., Class A	52,400	392,876
Wens Foodstuff Group Company, Ltd., Class A	160,200	369,551
Wuliangye Yibin Company, Ltd., Class A	20,600	360,086
WuXi AppTec Company, Ltd., Class A	114,700	1,007,478
WuXi AppTec Company, Ltd., H Shares (A)	290,600	2,532,255
Wuxi NCE Power Company, Ltd., Class A	38,100	160,138
Yifeng Pharmacy Chain Company, Ltd., Class A	403,200	1,455,059
Youyuan International Holdings, Ltd. (B)(D)	26,000	0
Yunnan Baiyao Group Company, Ltd., Class A	73,200	573,372
Yunnan Yuntianhua Company, Ltd., Class A	357,200	1,080,039
Zhejiang Glass Company, Ltd., H Shares (B)(D)	172,000	0
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	208,400	378,730
Zhejiang NHU Company, Ltd., Class A	39,800	121,131
Zhongtian Financial Group Company, Ltd., Class A (B)(D)	101,900	0
Greece 1.0%		1,189,771
FF Group (B)(D)	6,657	0
Hellenic Telecommunications Organization SA	18,733	361,240
OPAP SA	38,531	828,531
Hong Kong 5.4%		6,487,527
Anxin-China Holdings, Ltd. (B)(D)	1,988,000	0
Cathay Pacific Airways, Ltd.	646,000	868,811
CECEP COSTIN New Materials Group, Ltd. (B)(D)	162,000	0
China Common Rich Renewable Energy Investments, Ltd. (B)(D)	2,486,000	68,165
China Fiber Optic Network System Group, Ltd. (B)(D)	419,600	0
China Lumena New Materials Corp. (B)(D)	31,800	0
China Metal Recycling Holdings, Ltd. (B)(D)	14,579,934	0
China Properties Group, Ltd. (B)(D)	19,000	905
DBA Telecommunication Asia Holdings, Ltd. (B)(D)	32,000	0
Geely Automobile Holdings, Ltd.	1,462,000	3,258,531
Hua Han Health Industry Holdings, Ltd. (B)(D)	1,111,910	0
Nan Hai Corp., Ltd. (B)(D)	1,900,000	0
REXLot Holdings, Ltd. (B)(D)	2,065,304	0
SMI Holdings Group, Ltd. (B)(D)	228,889	0
Tech Pro Technology Development, Ltd. (B)(D)	966,000	0
WH Group, Ltd. (A)	2,491,000	2,291,115
India 1.2%		1,486,775
Chambal Fertilisers & Chemicals, Ltd.	60,769	390,413
Chennai Super Kings Cricket, Ltd. (B)(D)	271,316	7,134
UPL, Ltd.	132,246	968,476
UPL, Ltd., Partly Paid Shares (B)	25,271	120,752
Indonesia 0.0%		22,139
Bakrie Telecom Tbk PT (B)(D)	22,579,900	0
Hanson International Tbk PT (B)(D)	4,000,200	0
Inovisi Infracom Tbk PT (B)(D)	671,012	0
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	3

	Shares	Value
Indonesia (continued)
Pool Advista Indonesia Tbk PT (B)(D)	37,300	$114
Rimo International Lestari Tbk PT (B)(D)	2,464,700	7,565
Sri Rejeki Isman Tbk PT (B)(D)	937,100	8,399
Sugih Energy Tbk PT (B)(D)	8,409,300	0
Suryainti Permata Tbk PT (B)(D)	1,802,000	0
Trada Alam Minera Tbk PT (B)(D)	1,919,200	2,651
Truba Alam Manunggal Engineering PT (B)(D)	19,436,000	0
Waskita Karya Persero Tbk PT (B)(D)	458,390	3,410
Israel 0.7%		794,057
ICL Group, Ltd.	56,985	376,148
ICL Group, Ltd. (New York Stock Exchange) (C)	63,033	417,909
Luxembourg 3.2%		3,808,247
Millicom International Cellular SA	60,605	2,273,294
Zabka Group SA (B)	253,931	1,534,953
Malaysia 0.1%		172,548
AMMB Holdings BHD	140,200	172,548
Mexico 9.0%		10,787,694
Alpek SAB de CV	436,200	240,409
America Movil SAB de CV, ADR	20,704	349,898
America Movil SAB de CV, Series B	1,305,300	1,100,312
Arca Continental SAB de CV	9,800	107,873
Cemex SAB de CV, ADR	205,998	1,411,086
Coca-Cola Femsa SAB de CV, ADR	14,419	1,369,805
Fibra Uno Administracion SA de CV	725,900	1,014,973
Genomma Lab Internacional SAB de CV, Class B	411,700	475,888
Gruma SAB de CV, Class B	19,900	374,433
Grupo Comercial Chedraui SA de CV	20,600	150,815
Grupo Financiero Banorte SAB de CV, Series O	215,300	1,909,461
Grupo KUO SAB de CV, Series B	136,788	278,569
Kimberly-Clark de Mexico SAB de CV, Class A	520,100	927,792
Organizacion Soriana SAB de CV, Series B (B)	297,958	422,604
Prologis Property Mexico SA de CV	115,900	442,184
Vista Energy SAB de CV, ADR (B)	4,272	211,592
Peru 0.0%		4
Fossal SAA, ADR (B)	2	4
Philippines 0.0%		4,376
ACR Mining Corp. (B)(D)	3,145	274
Phoenix Petroleum Philippines, Inc. (B)(D)	68,600	4,102
Russia 0.0%		0
Gazprom PJSC, ADR (B)(D)	30,453	0
Magnitogorsk Iron & Steel Works PJSC, GDR (B)(D)	2,363	0
MMC Norilsk Nickel PJSC, ADR (B)(D)	5,418	0
Novatek PJSC, GDR (B)(D)	143	0
PhosAgro PJSC, GDR (B)(D)	13	0
Rostelecom PJSC, ADR (B)(D)	3,714	0
RusHydro PJSC, ADR (B)(D)	28,619	0
Sberbank of Russia PJSC, ADR (B)(D)	23,885	0
Severstal PAO, GDR (B)(D)	2,129	0
VTB Bank PJSC, GDR (B)(D)	23,800	0
Saudi Arabia 2.6%		3,116,860
Al Rajhi Bank	68,231	1,655,019
Riyad Bank	161,801	1,251,773
4	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Saudi Arabia (continued)
SABIC Agri-Nutrients Company	8,226	$210,068
Singapore 1.3%		1,569,831
DBS Group Holdings, Ltd.	6,100	210,465
Oversea-Chinese Banking Corp., Ltd.	16,900	212,266
Singapore Airlines, Ltd.	207,900	1,147,100
South Africa 0.5%		602,412
Vodacom Group, Ltd.	78,523	602,412
South Korea 11.7%		13,974,329
Coway Company, Ltd.	8,810	566,528
Ehwa Technologies Information Company, Ltd. (B)(D)	6,572	4,282
Hana Financial Group, Inc.	17,109	899,830
Hankook Tire & Technology Company, Ltd.	12,853	358,459
Hyundai Mobis Company, Ltd.	13,747	2,520,047
Hyundai Rotem Company, Ltd.	5,929	627,565
Jeil Savings Bank (B)(D)	1,850	0
Korea Electric Power Corp.	66,647	1,457,584
Korean Air Lines Company, Ltd.	19,625	319,713
KT Corp.	30,864	1,128,669
KT Corp., ADR	56,588	1,064,420
NAVER Corp.	1,797	243,509
Orion Corp.	5,612	448,225
Samsung Electro-Mechanics Company, Ltd.	3,531	311,675
Samsung Electronics Company, Ltd.	61,084	2,478,647
Samsung Electronics Company, Ltd., GDR (A)	1,004	1,011,122
Samsung Fire & Marine Insurance Company, Ltd.	1,822	533,227
Sewon E&C Company, Ltd. (B)(D)	4,490	827
Taiwan 8.5%		10,201,925
Eva Airways Corp.	106,000	143,210
Formosa Plastics Corp.	504,000	579,986
Globalwafers Company, Ltd.	116,000	1,201,737
Nan Ya Plastics Corp.	1,200,000	1,137,789
Nanya Technology Corp. (B)	785,000	1,167,726
Pharmally International Holding Company, Ltd. (B)(D)	3,533	0
Prodisc Technology, Inc. (B)(D)	540,000	0
Sino-American Electronic Company, Ltd. (B)(D)	10,961	0
Taiwan Kolin Company, Ltd. (B)(D)	400,000	0
Taiwan Land Development Corp. (B)(D)	58,353	0
Taiwan Semiconductor Manufacturing Company, Ltd.	150,000	4,784,106
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,142	1,187,371
Wintek Corp. (B)(D)	819,661	0
Thailand 1.5%		1,822,611
Cal-Comp Electronics Thailand PCL	320,014	53,489
Com7 PCL, NVDR	467,900	283,184
CP ALL PCL, NVDR	386,100	551,832
Hana Microelectronics PCL	19,800	11,245
Indorama Ventures PCL, NVDR	1,451,400	896,977
Mega Lifesciences PCL	11,600	9,025
Polyplex Thailand PCL	14,100	4,379
Star Petroleum Refining PCL	71,900	12,480
Turkey 0.0%		0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (B)(D)	54,847	0
United Arab Emirates 3.3%		4,007,515
Abu Dhabi Commercial Bank PJSC	370,655	1,218,333
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	5

	Shares	Value
United Arab Emirates (continued)
Abu Dhabi Islamic Bank PJSC	197,316	$1,030,017
Emaar Properties PJSC	491,256	1,759,165
United Kingdom 0.3%		327,737
Hikma Pharmaceuticals PLC	11,354	327,737
United States 2.3%		2,691,990
Monolithic Power Systems, Inc.	1,238	819,432

The Mosaic Company	51,814	1,872,558
Preferred securities 3.3%		$3,990,811
(Cost $3,883,627)
Brazil 0.6%		796,439
Itau Unibanco Holding SA	121,700	796,439
South Korea 2.7%		3,194,372
Samsung Electronics Company, Ltd.	95,847	3,194,372

	Yield (%)	Shares	Value
Short-term investments 1.5%			$1,841,026
(Cost $1,840,735)
Short-term funds 1.5%			1,841,026
John Hancock Collateral Trust (E)	4.2439(F)	184,055	1,841,026

Total investments (Cost $128,350,944) 99.8%	$119,523,771
Other assets and liabilities, net 0.2%	204,542
Total net assets 100.0%	$119,728,313

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $1,787,473.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 5-31-25.
The fund had the following sector composition as a percentage of net assets on 5-31-25:
Consumer staples	16.9%
Information technology	16.8%
Materials	12.7%
Consumer discretionary	11.7%
Communication services	9.9%
Financials	9.3%
Industrials	9.0%
Health care	7.8%
Real estate	2.7%
Utilities	1.3%
Energy	0.2%
Short-term investments and other	1.7%
TOTAL	100.0%
6	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Jeronimo Martins SGPS SA	EUR ESTR Compounded OIS + 0.35%	At Maturity	EUR	1,023,930	Dec 2027	HSBC	—	$164,817	$164,817
								—	$164,817	$164,817
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Derivatives Currency Abbreviations
EUR	Euro

Derivatives Abbreviations
ESTR	Euro Short-Term Rate
HSBC	HSBC Bank PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$10,835,485	$10,835,485	—	—
Chile	2,107,070	2,107,070	—	—
China	37,681,031	1,114,850	$36,558,398	$7,783
Greece	1,189,771	—	1,189,771	—
Hong Kong	6,487,527	—	6,418,457	69,070
India	1,486,775	—	1,479,641	7,134
Indonesia	22,139	—	—	22,139
Israel	794,057	417,909	376,148	—
Luxembourg	3,808,247	2,273,294	1,534,953	—
Malaysia	172,548	—	172,548	—
Mexico	10,787,694	10,787,694	—	—
Peru	4	—	4	—
Philippines	4,376	—	—	4,376
Russia	—	—	—	—
Saudi Arabia	3,116,860	—	3,116,860	—
Singapore	1,569,831	—	1,569,831	—
South Africa	602,412	—	602,412	—
South Korea	13,974,329	1,064,420	12,904,800	5,109
Taiwan	10,201,925	1,187,371	9,014,554	—
Thailand	1,822,611	—	1,822,611	—
Turkey	—	—	—	—
8	|

	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
United Arab Emirates	$4,007,515	—	$4,007,515	—
United Kingdom	327,737	—	327,737	—
United States	2,691,990	$2,691,990	—	—
Preferred securities
Brazil	796,439	796,439	—	—
South Korea	3,194,372	—	3,194,372	—
Short-term investments	1,841,026	1,841,026	—	—
Total investments in securities	$119,523,771	$35,117,548	$84,290,612	$115,611
Derivatives:
Assets
Swap contracts	$164,817	—	$164,817	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	184,055	$1,624,466	$22,601,888	$(22,386,058)	$314	$416	$32,195	—	$1,841,026
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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